Commitments and Contingencies - Schedule of Other Information Related Operating Leases in Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liability: Operating cash flows from operating lease	$ 114,978
Operating lease asset obtained in exchange for lease obligation: Operating lease	$ 198,319
Remaining lease term Operating lease	29 days
Discount rate Operating lease	6.00%